SCHEDULE OF ADVANCE TO SUPPLIERS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Advance To Suppliers Net
Advance for products and services from third parties	$ 7,565,683	$ 6,237,311
Less: allowance for expected credit losses	(1,669,088)	(599,482)	$ (562,848)	$ (369,021)
Advance to suppliers, net	$ 5,896,595	$ 5,637,829